Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Share Capital	Convertible Debentures-Equity Component	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Deficit
Beginning balance at Apr. 30, 2022	$ 75,286	$ 114,559	$ 103	$ 9,630	$ (2,479)	$ (46,527)
Beginning balance, shares at Apr. 30, 2022	24,476,846
Shares issued pursuant to option exercise	$ 715	1,247		(532)
Shares issued pursuant to option exercise, shares	178,725
Shares issued pursuant to conversion of convertible debentures	$ 1,315	1,418	(103)
Shares issued pursuant to conversion of convertible debentures, shares	309,877
Share-based payments	$ 1,307			1,307
Comprehensive loss for the period	(17,541)				3,890	(21,431)
Ending balance at Jan. 31, 2023	$ 61,082	117,224		10,405	1,411	(67,958)
Ending balance, shares at Jan. 31, 2023	24,965,448
Beginning balance at Apr. 30, 2022	$ 75,286	114,559	$ 103	9,630	(2,479)	(46,527)
Beginning balance, shares at Apr. 30, 2022	24,476,846
Ending balance at Apr. 30, 2023	$ 57,803	117,470		10,796	2,625	(73,088)
Ending balance, shares at Apr. 30, 2023	25,050,260
Beginning balance at Oct. 31, 2022	$ 61,743	117,054		10,285	(2,337)	(63,259)
Beginning balance, shares at Oct. 31, 2022	24,935,448
Shares issued pursuant to option exercise	$ 97	170		(73)
Shares issued pursuant to option exercise, shares	30,000
Share-based payments	$ 193			193
Comprehensive loss for the period	(951)				3,748	(4,699)
Ending balance at Jan. 31, 2023	$ 61,082	117,224		10,405	1,411	(67,958)
Ending balance, shares at Jan. 31, 2023	24,965,448
Beginning balance at Apr. 30, 2023	$ 57,803	117,470		10,796	2,625	(73,088)
Beginning balance, shares at Apr. 30, 2023	25,050,260
Shares issued pursuant to bought deal offering of common shares	$ 935	878		57
Shares issued pursuant to bought deal offering of common shares, shares	1,265,000
Share-based payments	$ 1,298			1,298
Comprehensive loss for the period	(10,218)				(1,086)	(9,132)
Ending balance at Jan. 31, 2024	$ 49,818	118,348		12,151	1,539	(82,220)
Ending balance, shares at Jan. 31, 2024	26,315,260
Beginning balance at Oct. 31, 2023	$ 51,515	117,470		11,916	1,409	(79,280)
Beginning balance, shares at Oct. 31, 2023	25,050,260
Shares issued pursuant to bought deal offering of common shares	$ 935	878		57
Shares issued pursuant to bought deal offering of common shares, shares	1,265,000
Share-based payments	$ 178			178
Comprehensive loss for the period	(2,810)				130	(2,940)
Ending balance at Jan. 31, 2024	$ 49,818	$ 118,348		$ 12,151	$ 1,539	$ (82,220)
Ending balance, shares at Jan. 31, 2024	26,315,260